Significant Accounting policies, Critical Accounting Estimates and Assumptions (Details)	12 Months Ended
Oct. 31, 2020
Offices [Member] | Top of Range [Member]
Lease term [Abstract]
Lease term	5 years
Data Centers [Member] | Top of Range [Member]
Lease term [Abstract]
Lease term	3 years
Vehicles [member] | Bottom of Range [Member]
Lease term [Abstract]
Lease term	3 years
Vehicles [member] | Top of Range [Member]
Lease term [Abstract]
Lease term	4 years